Related-Party Disclosures - Schedule of Transactions With Related Parties (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Joint Ventures Where Entity is Venturer [member]
Disclosure of transactions between related parties [Line Items]
Sales to Related Parties	$ 40.2	$ 39.8
Distributions Paid	0.9	0.3
Amounts Owed by Related Parties	8.9	10.2
Associates [member]
Disclosure of transactions between related parties [Line Items]
Sales to Related Parties	1.9	4.3
Distributions Paid	0.2	0.2
Amounts Owed by Related Parties	$ 0.2	$ 1.0